NON-CONTROLLING INTERESTS (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Partnership distribution to non-controlling interest		$ 804,003	$ 594,882
Accounts Receivable, after Allowance for Credit Loss, Current	$ 9,943,148	7,129,329	5,889,813
ENP Investment [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Revenue		$ 4,877,690	4,094,622
Equity Method Investment, Ownership Percentage		35.00%
Accounts Receivable		$ 2,215,119	$ 2,056,631
ENP Investments LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary company ownership interest rate	65.00%	65.00%		65.00%
Related party owner ship percentage	35.00%	35.00%
Partnership distribution to non-controlling interest	$ 2,082,947	$ 1,924,995
Sales	1,605,736	998,336
Accounts Receivable, after Allowance for Credit Loss, Current	$ 3,560,534	$ 2,215,119